Other Assets and Receivables - Summary of Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Other Assets And Receivables [Abstract]
Loans to associates	€ 12	€ 2
Loans to joint ventures	13	7
Receivables from policyholders	999	1,187
Receivables from brokers and agents	400	459
Receivables from reinsurers	2,708	1,979
Cash outstanding from assets sold	46	67
Trade receivables	910	1,434
Cash collateral	1,545	1,457
Reverse repurchase agreements	230	77
Income tax receivable	85	477
Other	1,190	1,463
Provision for doubtful debts	(48)	(79)
Receivables	8,091	8,530
Current	8,061	8,487
Non-current	€ 30	€ 44